Income Tax (Details) - Schedule of cumulative net operating loss	12 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Cumulative Net Operating Loss Abstract
Cumulative net operating loss amount	$ 18,366,570
Earliest year of expiration if not utilized	2023 years